Investments and Recurring Fair Value Measurements (Details)	Sep. 30, 2021 USD ($)
Investments and Recurring Fair Value Measurements
Held in trust account cash	$ 435
U.s treasury bills	345,059,948
Warrant liability	$ 12,841,691